Related Party Transactions (Details) - Officers And Directors [Member] - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries
Short-term employee benefits	550	556
Stock-based compensation	428,878	677,434
Total	$ 429,428	$ 677,990